Exhibit 99.24

Second Lien/HELOC Supplemental Data
DRMT 2026-CES1
Run Date - 4/14/2026 13:00:00 PM

Loan ID	Seller Loan ID	Investor Loan ID	Seller Name	Loan Program	Guideline Version	Lien Position	Occupancy	Document Level	Loan Amount	Subject Lien Monthly Payment	Term	LTV	CLTV	HPML Flag	HELOC Flag	HELOC Cut-off Date	Repayment Period	Per Diem Interest - Days in Year	HELOC Interest Type Indicator	Maximum Line Of Credit	HELOC Initial Amount Advanced	Unpaid Principal Balance	Available Draw Amount	Minimum Draw Amount	Draw-Access Period in Months	Minimum Payment Amount	Draw-Access Fee Amount	Other Fee Amount	Annual Fee Amount	HELOC Closing Cost Total	Draw Period Renewal	Renewel Period - Months	ARM Rounding Method	Index Rounding Factor	Lookback Period	Index	Index Value	Margin	APR - Fully Indexed	First Rate Change Date	Life Rate Max - APR Max	Life Rate Min - APR Min	ARM Initial Fixed Rate Period	Other Lien Position	Other Lien Type	Current Balance of Senior Lien	Monthly Payment of Other Lien	Subject Lien DSCR	Combined DSCR	Subject Lien DTI	Combined DTI
XXXXXX-2026-CES1-1			[Redacted]	[Redacted]	ClosedEndA	2	Investment	[Redacted]	[Redacted]	[Redacted]	360	[Redacted]	[Redacted]	NA	No			Periodic 360	Actuarial																				0					1st	Closed End - Fixed	[Redacted]	1041	2.69	1.08	0.0	0